Cover Page	Feb. 14, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001562401
Entity Registrant Name	AMERICAN HOMES 4 RENT
Document Period End Date	Feb. 14, 2022
Entity File Number	001-36013
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-1229660
Entity Address, Address Line One	23975 Park Sorrento, Suite 300
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	805
Local Phone Number	413-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Homes 4 Rent, L.P.
Document Information [Line Items]
Entity Central Index Key	0001716558
Entity Registrant Name	AMERICAN HOMES 4 RENT, L.P.
Entity File Number	333-221878-02
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0860173
Class A common shares/units
Document Information [Line Items]
Title of 12(b) Security	Class A common shares of beneficial interest, $.01 par value
Trading Symbol	AMH
Security Exchange Name	NYSE
Series F Perpetual Preferred Shares
Document Information [Line Items]
Title of 12(b) Security	Series F perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-F
Security Exchange Name	NYSE
Series G Perpetual Preferred Shares
Document Information [Line Items]
Title of 12(b) Security	Series G perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-G
Security Exchange Name	NYSE
Series H Perpetual Preferred Shares
Document Information [Line Items]
Title of 12(b) Security	Series H perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-H
Security Exchange Name	NYSE